Derivative Instruments (Details 3) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
	Dec. 31, 2020 USD ($) Decimal	Dec. 31, 2019 USD ($) Decimal
Average bought	103,440	87,028
Average sold	100,852	88,251
Average notional | $	$ 7,540,000,000	$ 9,596,000,000